Daniel J. Igo	Citi Fund Services	Tel. 617-824-1221
	100 Summer Street	Fax 617-406-1967
	Suite 1500	daniel.igo@citi.com
Boston, MA 02110

June 30, 2009

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, DC 20549

RE:	The Empire Builder Tax Free Bond Fund (the “Fund”) (File Nos. 002-86931 and 811-03907)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated June 26, 2009 does not differ from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 30 (the “Amendment”) to the Fund’s Registration Statement. This Amendment was electronically filed under 485(b) as Post-Effective Amendment No. 30 on June 29, 2009 (Accession No. 0000891092-09-002591).

If you have any questions regarding this certification, please contact me at (617) 824 -1221.

Respectfully, /s/ Daniel J. Igo Daniel J. Igo Secretary